INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [Abstract]
Cost of inventories recognized in cost of sales	$ 25.0	$ 0.0